Commitments and Contingencies (Details 2) - USD ($)	Aug. 31, 2015	Nov. 30, 2014
Future Lease Obligations
2015		$ 4,659,000
2016	$ 4,437,000	4,415,000
2017	4,312,000	4,291,000
2018	4,073,000	4,052,000
2019	2,889,000	2,867,000
Thereafter	6,662,000	6,637,000
Future minimum rental payments	$ 23,522,000	26,921,000
Purchase commitments expected to be fulfilled within the next 12 months		7,596,000
Letters of Credit
Contingent liability with respect to letters of credit		$ 0